Notes Payable	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

In July 2014, the Company entered into a note payable to finance $293,625 for an insurance policy. The financing agreement has eight monthly installments, each of approximately $37,100. The interest rate is 2.95% per annum. At September 30, 2014, the outstanding balance for this note payable was $148,321. In July 2014, the Company also cancelled its previous insurance policy, which resulted in the cancellation of a $55,220 note payable.

NOTE 3 – NOTES PAYABLE

Subordinated 8% promissory notes payable consisted of the following at June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013
Subordinated 8% promissory notes due December 2013	$-	$216,000
Subordinated 8% promissory notes due September 2014	-	684,000
Total notes payable	-	900,000
Less: debt discount	-	(141,049)
Total notes payable, less debt discount	$-	$758,951

December 2012 Subordinated Promissory Notes Payable

In December 2012, the Company issued $216,000 of subordinated 8% promissory notes payable for cash proceeds of $180,000 which were due on December 6, 2013. In addition, the note holders received seven-year warrants to purchase 67,500 shares of common stock with an exercise price of $0.80 per share. The Company recorded the fair value of the warrants as a debt discount on the notes payable which resulted in a debt discount of $26,325. The difference between the face value and the cash proceeds of $36,000 was also treated as debt discount and was amortized to interest expense over the one year maturity of the notes. The Company also paid debt issuance costs of $25,100 to the placement agent that were recorded as deferred financing costs and amortized over the one year maturity of the notes. The effective interest rate was 36.9%. The Company also issued 33,750 warrants to purchase common stock at $0.80 per share to the placement agent which the Company recorded as a discount on the notes at the fair value of $13,089. All of the debt discount of $62,325 and deferred financing costs of $38,189 were fully amortized and recorded as interest expense during 2013 for these notes. These notes and accrued interest of approximately $960,900 were converted to 1,201,153 common stock upon the Share Exchange on May 20, 2014.

The notes and accrued interest were automatically converted into common stock at $0.80 per share upon the Share Exchange on May 20, 2014. The warrants contained an anti-dilution provision if the Company raises equity in the future at a price lower than $0.80 per share, the warrants to purchase common stock and the notes payable conversion price will be adjusted for the anti-dilutive effects of such future issuance. As a result, the warrants issued with the debt are accounted for as derivative liabilities and recorded at fair value at each period end. The anti-dilution feature was eliminated upon the Share Exchange. The Company recorded the fair market value of the derivative financial instrument at the date of the Share Exchange on May 20, 2014.

September 2013 Subordinated Promissory Notes Payable

In September 2013, the Company issued $684,000 of subordinated 8% promissory notes payable for cash proceeds of $570,000 which are due in September 2014. In addition, the note holders received seven-year warrants to purchase 213,750 shares of common stock with an exercise price of $0.80 per share. The Company recorded the fair value of the warrants as a debt discount on the notes payable which resulted in a debt discount of $83,363. The difference between the face value and the cash proceeds of $114,000 was also treated as debt discount and is amortized to interest expense over the one year maturity of the notes. The Company also paid debt issuance costs of $68,400 to the placement agent that were recorded as deferred financing costs and are amortized over its one year maturity of the notes. The effective interest rate was 36.9%. The Company also issued 106,875 warrants to purchase common stock at $0.80 per share to the placement agent which the Company recorded as a discount on the notes at the fair value of $41,681. The Company has amortized debt discount for deferred financing costs of $219,773 and $31,357 to interest expense for these notes during the six months ended June 30, 2014 and for the year ended December 31, 2013, respectively.

The Company determined that there was a beneficial conversion feature on the September 2013 notes payable at the issuance date of approximately $186,800 which represented the difference between the effective conversion price of $0.60 per share and the fair value of the common stock as of the commitment date of $0.80 per share. The beneficial conversion feature was recorded as interest expense upon the Share Exchange.

The notes and accrued interest of approximately $960,900 were automatically converted into 1,201,153 shares of common stock at $0.80 per share upon the Share Exchange on May 20, 2014. The warrants contained an anti-dilution feature if the Company raises equity in the future at a price lower than $0.80 per share, the warrants to purchase common stock and the notes payable conversion price will be adjusted for the anti-dilutive effects of such future issuance. As a result, the warrants issued with the debt are accounted for as derivative liabilities and recorded at fair value at balance sheet date. The anti-dilution feature was terminated upon the Share Exchange. The Company recorded the fair market value of the derivative financial instrument at the date of the Share Exchange on May 20, 2014.

In May 6, 2014, the Company entered into a finance agreement for $77,850 for its director and officer liability insurance policy. The Company paid its initial down payment of approximately $6,800 and has eleven monthly installments of approximately $6,60. The interest rate is 3.436% per annum. At June 30, 2014, the Company owed $58,357 in connection with this note payable.